Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Premises And Equipment [Abstract]
Year-End Premises and Equipment

	December 31, 2016	December 31, 2015
Land and land improvements	$1,293	$1,293
Buildings	3,832	3,827
Furniture, fixtures and equipment	2,150	2,655
	7,275	7,775
Less: Accumulated Depreciation	(3,846)	(4,166)
	$3,429	$3,609

Rent Commitments

2017	$320
2018	321
2019	322
2020	324
2021	325
Thereafter	858
$2,470